UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

International Value Equity Fund

Investor Class (TRIGX)

This semi-annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Investor Class	$43	0.80%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$17,495,514
Number of Portfolio Holdings	144
Table Summary

Portfolio Turnover Rate	9.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	29.8%
Industrials & Business Services	15.2
Health Care	8.8
Consumer Staples	7.1
Consumer Discretionary	6.9
Information Technology	6.8
Energy	6.0
Materials	5.4
Utilities	4.2
Other	9.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Rolls-Royce Holdings	2.1%
AstraZeneca	2.1
TotalEnergies	2.1
Samsung Electronics	2.1
UniCredit	1.7
BAWAG Group	1.6
Mitsubishi UFJ Financial Group	1.5
HSBC Holdings	1.5
Roche Holding	1.5
AXA	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F127-053 6/26

International Value Equity Fund

Investor Class (TRIGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

International Value Equity Fund

Advisor Class (PAIGX)

This semi-annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Advisor Class	$57	1.07%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$17,495,514
Number of Portfolio Holdings	144
Table Summary

Portfolio Turnover Rate	9.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	29.8%
Industrials & Business Services	15.2
Health Care	8.8
Consumer Staples	7.1
Consumer Discretionary	6.9
Information Technology	6.8
Energy	6.0
Materials	5.4
Utilities	4.2
Other	9.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Rolls-Royce Holdings	2.1%
AstraZeneca	2.1
TotalEnergies	2.1
Samsung Electronics	2.1
UniCredit	1.7
BAWAG Group	1.6
Mitsubishi UFJ Financial Group	1.5
HSBC Holdings	1.5
Roche Holding	1.5
AXA	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F227-053 6/26

International Value Equity Fund

Advisor Class (PAIGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

International Value Equity Fund

R Class (RRIGX)

This semi-annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - R Class	$70	1.32%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$17,495,514
Number of Portfolio Holdings	144
Table Summary

Portfolio Turnover Rate	9.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	29.8%
Industrials & Business Services	15.2
Health Care	8.8
Consumer Staples	7.1
Consumer Discretionary	6.9
Information Technology	6.8
Energy	6.0
Materials	5.4
Utilities	4.2
Other	9.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Rolls-Royce Holdings	2.1%
AstraZeneca	2.1
TotalEnergies	2.1
Samsung Electronics	2.1
UniCredit	1.7
BAWAG Group	1.6
Mitsubishi UFJ Financial Group	1.5
HSBC Holdings	1.5
Roche Holding	1.5
AXA	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F427-053 6/26

International Value Equity Fund

R Class (RRIGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

International Value Equity Fund

I Class (TRTIX)

This semi-annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - I Class	$36	0.68%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$17,495,514
Number of Portfolio Holdings	144
Table Summary

Portfolio Turnover Rate	9.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	29.8%
Industrials & Business Services	15.2
Health Care	8.8
Consumer Staples	7.1
Consumer Discretionary	6.9
Information Technology	6.8
Energy	6.0
Materials	5.4
Utilities	4.2
Other	9.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Rolls-Royce Holdings	2.1%
AstraZeneca	2.1
TotalEnergies	2.1
Samsung Electronics	2.1
UniCredit	1.7
BAWAG Group	1.6
Mitsubishi UFJ Financial Group	1.5
HSBC Holdings	1.5
Roche Holding	1.5
AXA	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F529-053 6/26

International Value Equity Fund

I Class (TRTIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

International Value Equity Fund

Z Class (TROZX)

This semi-annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$17,495,514
Number of Portfolio Holdings	144
Table Summary

Portfolio Turnover Rate	9.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	29.8%
Industrials & Business Services	15.2
Health Care	8.8
Consumer Staples	7.1
Consumer Discretionary	6.9
Information Technology	6.8
Energy	6.0
Materials	5.4
Utilities	4.2
Other	9.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
Rolls-Royce Holdings	2.1%
AstraZeneca	2.1
TotalEnergies	2.1
Samsung Electronics	2.1
UniCredit	1.7
BAWAG Group	1.6
Mitsubishi UFJ Financial Group	1.5
HSBC Holdings	1.5
Roche Holding	1.5
AXA	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1258-053 6/26

International Value Equity Fund

Z Class (TROZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRIGX International Value
Equity Fund
PAIGX International Value
Equity Fund–
.
Advisor Class
RRIGX International Value
Equity Fund–
.
R Class
TRTIX International Value
Equity Fund–
.
I Class
TROZX International Value
Equity Fund–
.
Z Class

T. ROWE PRICE International Value Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 23.03 $ 17.91 $ 14.72 $ 12.67 $ 16.31 $ 11.54
Investment
activities
Net investment
income
(1)(2)
0.28 0.54 0.44 0.46 0.43 0.30
Net realized and
unrealized gain/
loss 3.00 5.02 3.18 2.00 (3.68) 4.66
Total from
investment
activities 3.28 5.56 3.62 2.46 (3.25) 4.96
Distributions
Net investment
income (0.63) (0.44) (0.43) (0.41) (0.37) (0.19)
Net realized gain (0.03) — — — (0.02) —
Total distributions (0.66) (0.44) (0.43) (0.41) (0.39) (0.19)
NET ASSET
VALUE
End of period $ 25.65 $ 23.03 $ 17.91 $ 14.72 $ 12.67 $ 16.31

T. ROWE PRICE International Value Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
14.53% 31.83% 24.95% 19.59% (20.35)% 43.23%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.80%
(4)
0.81% 0.87% 0.85% 0.89% 0.79%
Net expenses
after waivers/
payments by
Price Associates 0.80%
(4)
0.81% 0.87% 0.85% 0.89% 0.79%
Net investment
income 2.27%
(4)
2.57% 2.59% 3.06% 2.96% 1.98%
Portfolio turnover
rate 9.0% 15.0% 15.9% 17.5% 20.7% 21.7%
Net assets, end of
period (in millions) $2,276 $1,617 $391 $386 $205 $392
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Value Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 23.32 $ 18.14 $ 14.92 $ 12.83 $ 16.50 $ 11.73
Investment
activities
Net investment
income
(1)(2)
0.23 0.50 0.42 0.39 0.42 0.32
Net realized and
unrealized gain/
loss 3.07 5.08 3.22 2.08 (3.74) 4.68
Total from
investment
activities 3.30 5.58 3.64 2.47 (3.32) 5.00
Distributions
Net investment
income (0.59) (0.40) (0.42) (0.38) (0.33) (0.23)
Net realized gain (0.03) — — — (0.02) —
Total distributions (0.62) (0.40) (0.42) (0.38) (0.35) (0.23)
NET ASSET
VALUE
End of period $ 26.00 $ 23.32 $ 18.14 $ 14.92 $ 12.83 $ 16.50

T. ROWE PRICE International Value Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
14.41% 31.46% 24.74% 19.37% (20.50)% 42.92%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.07%
(4)
1.08% 1.09% 1.07% 1.08% 1.07%
Net expenses
after waivers/
payments by
Price Associates 1.07%
(4)
1.08% 1.09% 1.07% 1.08% 1.07%
Net investment
income 1.88%
(4)
2.47% 2.45% 2.59% 2.84% 2.07%
Portfolio turnover
rate 9.0% 15.0% 15.9% 17.5% 20.7% 21.7%
Net assets, end
of period (in
thousands) $62,259 $47,207 $33,513 $27,085 $24,983 $36,712
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Value Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 22.81 $ 17.75 $ 14.61 $ 12.57 $ 16.17 $ 11.50
Investment
activities
Net investment
income
(1)(2)
0.18 0.44 0.37 0.35 0.38 0.28
Net realized and
unrealized gain/
loss 3.03 4.98 3.16 2.03 (3.67) 4.59
Total from
investment
activities 3.21 5.42 3.53 2.38 (3.29) 4.87
Distributions
Net investment
income (0.55) (0.36) (0.39) (0.34) (0.29) (0.20)
Net realized gain (0.03) — — — (0.02) —
Total distributions (0.58) (0.36) (0.39) (0.34) (0.31) (0.20)
NET ASSET
VALUE
End of period $ 25.44 $ 22.81 $ 17.75 $ 14.61 $ 12.57 $ 16.17

T. ROWE PRICE International Value Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
14.31% 31.15% 24.44% 19.00% (20.69)% 42.60%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.32%
(4)
1.33% 1.33% 1.31% 1.33% 1.32%
Net expenses
after waivers/
payments by
Price Associates 1.32%
(4)
1.33% 1.33% 1.31% 1.33% 1.32%
Net investment
income 1.51%
(4)
2.20% 2.19% 2.33% 2.65% 1.83%
Portfolio turnover
rate 9.0% 15.0% 15.9% 17.5% 20.7% 21.7%
Net assets, end
of period (in
thousands) $65,375 $60,352 $35,663 $30,645 $29,692 $35,836
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Value Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 22.81 $ 17.77 $ 14.62 $ 12.60 $ 16.22 $ 11.53
Investment
activities
Net investment
income
(1)(2)
0.28 0.57 0.49 0.44 0.48 0.39
Net realized and
unrealized gain/
loss 2.99 4.95 3.14 2.03 (3.68) 4.59
Total from
investment
activities 3.27 5.52 3.63 2.47 (3.20) 4.98
Distributions
Net investment
income (0.66) (0.48) (0.48) (0.45) (0.40) (0.29)
Net realized gain (0.03) — — — (0.02) —
Total distributions (0.69) (0.48) (0.48) (0.45) (0.42) (0.29)
NET ASSET
VALUE
End of period $ 25.39 $ 22.81 $ 17.77 $ 14.62 $ 12.60 $ 16.22

T. ROWE PRICE International Value Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
14.64% 31.97% 25.27% 19.77% (20.18)% 43.58%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.68%
(4)
0.68% 0.68% 0.69% 0.69% 0.68%
Net expenses
after waivers/
payments by
Price Associates 0.68%
(4)
0.68% 0.68% 0.69% 0.68% 0.68%
Net investment
income 2.28%
(4)
2.84% 2.89% 2.98% 3.31% 2.51%
Portfolio turnover
rate 9.0% 15.0% 15.9% 17.5% 20.7% 21.7%
Net assets, end of
period (in millions) $2,349 $1,802 $1,078 $826 $671 $834
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Value Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 22.99 $ 17.91 $ 14.72 $ 12.70 $ 16.35 $ 11.59
Investment
activities
Net investment
income
(1)(2)
0.34 0.70 0.61 0.54 0.57 0.48
Net realized and
unrealized gain/
loss 3.03 4.99 3.15 2.05 (3.69) 4.62
Total from
investment
activities 3.37 5.69 3.76 2.59 (3.12) 5.10
Distributions
Net investment
income (0.78) (0.61) (0.57) (0.57) (0.51) (0.34)
Net realized gain (0.03) — — — (0.02) —
Total distributions (0.81) (0.61) (0.57) (0.57) (0.53) (0.34)
NET ASSET
VALUE
End of period $ 25.55 $ 22.99 $ 17.91 $ 14.72 $ 12.70 $ 16.35

T. ROWE PRICE International Value Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
15.02% 32.90% 26.08% 20.64% (19.63)% 44.47%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.66%
(4)
0.65% 0.66% 0.66% 0.66% 0.65%
Net expenses
after waivers/
payments by
Price Associates 0.00%
(4)
0.00% 0.00% 0.00% 0.00% 0.00%
Net investment
income 2.77%
(4)
3.54% 3.58% 3.65% 3.92% 3.15%
Portfolio turnover
rate 9.0% 15.0% 15.9% 17.5% 20.7% 21.7%
Net assets, end of
period (in millions) $12,742 $12,948 $10,567 $8,536 $8,218 $12,257
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Value Equity Fund
April 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 2.0%
Common Stocks 2.0%
BHP Group  5,499,044 217,649
Downer EDI  16,096,449 86,493
Suncorp Group  4,047,151 50,364
Total Australia (Cost $243,704) 354,506
AUSTRIA 2.5%
Common Stocks 2.5%
BAWAG Group  1,580,890 270,729
Erste Group Bank  782,611 86,475
OMV  1,251,845 88,368
Total Austria (Cost $144,625) 445,572
BRAZIL 0.8%
Common Stocks 0.8%
B3  24,714,682 90,188
Multiplan Empreendimentos Imobiliarios  7,202,392 46,035
Total Brazil (Cost $85,958) 136,223
CANADA 2.6%
Common Stocks 2.6%
BRP (1) 901,604 50,451
Cenovus Energy  7,872,479 230,318
Definity Financial (1) 1,868,325 95,249
Great-West Lifeco  1,598,444 85,409
Total Canada (Cost $293,165) 461,427
CHINA 1.3%
Common Stocks 1.3%
Alibaba Group Holding (HKD)  8,294,260 136,698
Baidu, Class A (HKD) (2) 3,040,506 48,013
Shenzhou International Group Holdings (HKD)  6,297,100 38,383
Total China (Cost $210,946) 223,094

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
DENMARK 0.9%
Common Stocks 0.9%
Novo Nordisk, Class B  1,339,079 56,959
Orsted (2) 3,824,512 102,281
Total Denmark (Cost $136,432) 159,240
FINLAND 1.3%
Common Stocks 1.3%
Sampo, Class A  8,337,913 86,641
Stora Enso, Class R  6,488,153 72,243
UPM-Kymmene  2,145,714 64,292
Total Finland (Cost $183,123) 223,176
FRANCE 12.9%
Common Stocks 12.9%
Accor  1,744,060 86,311
Airbus  1,057,068 217,925
Alstom (1)(2) 1,803,756 36,245
ArcelorMittal  2,030,624 117,888
AXA  5,080,065 244,886
BNP Paribas  1,937,414 203,470
Cie de Saint-Gobain  1,544,789 141,533
Dassault Aviation  208,385 72,872
Edenred (1) 4,206,153 105,339
Engie  4,106,581 135,364
Forvia (2) 2,697,687 31,802
Sanofi  2,211,485 206,943
Societe Generale  2,392,386 192,587
TotalEnergies  3,895,869 362,213
Vinci  619,880 93,740
Total France (Cost $1,485,776) 2,249,118
GERMANY 6.5%
Common Stocks 6.0%
Allianz  406,963 185,873
Daimler Truck Holding  1,582,414 79,814
Deutsche Post  1,378,297 81,615

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Deutsche Telekom  4,857,841 156,911
Heidelberg Materials  561,931 123,986
KION Group  538,894 28,126
Mercedes-Benz Group (1) 903,557 52,669
Siemens  778,975 231,481
Siemens Healthineers  2,131,826 87,414
Springer Nature  1,137,412 26,420
1,054,309
Preferred Stocks 0.5%
Volkswagen (1) 820,772 83,233
83,233
Total Germany (Cost $830,548) 1,137,542
HONG KONG 2.0%
Common Stocks 2.0%
AIA Group  9,083,800 99,729
CK Hutchison Holdings  8,401,500 70,154
Galaxy Entertainment Group (1) 12,375,000 52,796
Hongkong Land Holdings (USD)  8,747,003 69,154
Samsonite Group  22,554,600 41,301
Wharf Real Estate Investment  6,721,000 21,047
Total Hong Kong (Cost $316,454) 354,181
HUNGARY 0.7%
Common Stocks 0.7%
OTP Bank  855,773 114,784
Total Hungary (Cost $26,971) 114,784
INDIA 0.3%
Common Stocks 0.3%
ICICI Bank, ADR (USD)  1,723,634 45,831
Total India (Cost $18,434) 45,831

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 0.2%
Common Stocks 0.2%
Bank Rakyat Indonesia Persero  184,256,300 31,875
Total Indonesia (Cost $43,381) 31,875
IRELAND 0.4%
Common Stocks 0.4%
Ryanair Holdings, ADR (USD)  1,247,751 68,190
Total Ireland (Cost $55,916) 68,190
ITALY 4.5%
Common Stocks 4.5%
Enel  18,089,409 211,207
Generali (1) 2,938,549 131,682
Leonardo  2,309,401 144,212
UniCredit  3,857,610 298,125
Total Italy (Cost $324,372) 785,226
JAPAN 16.7%
Common Stocks 16.7%
Asahi Group Holdings (1) 8,111,300 79,861
Fujitsu  3,979,600 79,876
Hitachi  5,025,600 159,806
Isetan Mitsukoshi Holdings  3,533,900 67,155
KDDI  6,074,000 99,398
Kubota  3,944,700 64,395
MatsukiyoCocokara (1) 2,825,900 41,173
Minebea Mitsumi  3,308,800 66,153
Mitsubishi Electric  4,703,000 188,736
Mitsubishi Estate  6,663,900 189,909
Mitsubishi UFJ Financial Group  14,630,500 262,805
Mitsui Fudosan  8,258,500 90,447
MS&AD Insurance Group Holdings (1) 3,361,700 86,443
Nippon Sanso Holdings  1,930,900 68,075
Nippon Steel (1) 13,894,700 51,153
Niterra  1,171,700 63,337
Open House Group  963,600 56,711

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
ORIX  3,975,000 133,785
Persol Holdings (1) 32,440,300 48,285
Renesas Electronics  11,836,400 239,363
Resona Holdings (1) 8,156,600 102,020
Seven & i Holdings  7,121,000 84,946
Sumitomo  2,397,800 89,156
Taiheiyo Cement (1) 1,999,500 45,396
Takeda Pharmaceutical  3,740,600 125,059
Toyota Motor  11,517,400 221,081
Tsuruha Holdings  2,514,500 33,091
Unicharm (1) 13,717,400 80,134
Total Japan (Cost $1,863,760) 2,917,749
NETHERLANDS 7.4%
Common Stocks 7.4%
ABN AMRO Bank, CVA  3,236,414 112,682
AerCap Holdings (USD)  662,092 94,156
Akzo Nobel (1) 982,047 57,643
ASML Holding  132,093 190,947
ASR Nederland  948,200 72,025
Heineken (1) 1,268,163 98,726
ING Groep  7,780,783 225,187
Koninklijke Philips  5,796,658 152,903
Magnum Ice Cream (1)(2) 8,407,739 122,979
Prosus  2,276,481 110,211
Signify (1) 2,371,226 53,931
Total Netherlands (Cost $897,734) 1,291,390
PORTUGAL 1.5%
Common Stocks 1.5%
Banco Comercial Portugues, Class R  79,834,003 85,333
Galp Energia  6,194,946 144,900
Jeronimo Martins  1,509,138 36,238
Total Portugal (Cost $132,850) 266,471
SINGAPORE 0.7%
Common Stocks 0.7%
United Overseas Bank  4,077,036 116,110
Total Singapore (Cost $66,022) 116,110

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 4.1%
Common Stocks 4.1%
DB Insurance  585,540 66,631
Hyundai Motor  225,392 81,695
KB Financial Group  756,557 82,847
KT, ADR (USD)  3,984,132 85,380
LG Chem  187,908 50,893
Samsung Electronics  2,377,224 357,981
Total South Korea (Cost $313,918) 725,427
SPAIN 1.7%
Common Stocks 1.7%
Banco Bilbao Vizcaya Argentaria  6,557,285 144,800
Banco Santander (1) 12,981,837 158,409
Total Spain (Cost $273,424) 303,209
SWEDEN 1.1%
Common Stocks 1.1%
Essity, Class B  3,341,126 88,693
Telefonaktiebolaget LM Ericsson, Class B  9,013,018 107,516
Total Sweden (Cost $160,288) 196,209
SWITZERLAND 2.2%
Common Stocks 2.2%
Novartis  873,123 129,038
Roche Holding  625,641 254,949
Total Switzerland (Cost $199,817) 383,987
TAIWAN 1.3%
Common Stocks 1.3%
Taiwan Semiconductor Manufacturing  3,413,000 236,937
Total Taiwan (Cost $13,068) 236,937

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 20.8%
Common Stocks 20.8%
AstraZeneca  1,935,882 367,280
Aviva  11,143,147 94,508
Barclays  41,467,052 243,740
BP  28,990,189 229,482
British American Tobacco  1,681,323 99,021
BT Group  36,621,288 107,661
Bunzl  3,156,668 104,063
GSK, ADR (USD) (1) 2,948,967 154,261
HSBC Holdings  14,237,582 261,969
Imperial Brands  4,806,553 182,614
Informa  8,241,442 89,107
Investec  6,629,676 56,993
Lloyds Banking Group  123,270,688 167,562
Marks & Spencer Group  13,942,953 62,729
National Grid  8,822,341 157,925
Prudential  5,777,748 87,068
Rolls-Royce Holdings  23,073,055 371,281
Segro  8,928,924 84,575
Smiths Group  2,420,323 83,563
SSE  3,633,970 130,112
Standard Chartered  6,957,221 177,164
Taylor Wimpey  38,654,741 40,889
Unilever  4,153,583 242,217
WPP  12,288,113 44,490
Total United Kingdom (Cost $2,211,649) 3,640,274
UNITED STATES 0.5%
Common Stocks 0.5%
Amcor  2,136,208 81,261
Total United States (Cost $98,029) 81,261
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 3.72% (3)(4) 370,137,675 370,138
Total Short-Term Investments (Cost $370,138) 370,138

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.71% (3)(4) 65,938,795 65,939
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 65,939
Total Securities Lending Collateral (Cost $65,939) 65,939
Total Investments in Securities
99.4% of Net Assets
(Cost $11,066,441) $ 17,385,086
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 4 . All or a portion of this security is on loan at April 30, 2026.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CVA Dutch Certificate (Certificaten Van Aandelen)
HKD Hong Kong Dollar
JPY Japanese Yen
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
NatWest Bank 5/15/26 JPY 46,460,976 USD 292,799 $ 4,360
Net unrealized gain (loss) on open forward
currency exchange contracts $ 4,360

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 6,703 ++
T. Rowe Price Treasury Reserve Fund, 3.71% — — — ++
Totals $ — # $ — $ 6,703 +
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
4/30/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 538,020 ¤ ¤ $ 370,138
T. Rowe Price Treasury
Reserve Fund, 3.71% — ¤ ¤ 65,939
Total $ 436,077 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $6,703 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $436,077.

T. ROWE PRICE International Value Equity Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $11,066,441) $ 17,385,086
Dividends receivable 64,609
Foreign currency (cost $49,302) 46,296
Receivable for shares sold 23,143
Due from affiliates 6,752
Unrealized gain on forward currency exchange contracts 4,360
Restricted cash pledged for bilateral derivatives 2,370
Other assets 64,338
Total assets 17,596,954
Liabilities
Obligation to return securities lending collateral 65,939
Payable for shares redeemed 19,914
Investment management fees payable 9,029
Payable for investment securities purchased 6,010
Payable to directors 4
Other liabilities 544
Total liabilities 101,440
NET ASSETS $ 17,495,514

T. ROWE PRICE International Value Equity Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 7,322,570
Paid-in capital applicable to 684,983,699 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 10,172,944
NET ASSETS $ 17,495,514
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,276,174; Shares outstanding: 88,724,965) $ 25.65
Advisor Class
(Net assets: $62,259; Shares outstanding: 2,394,728) $ 26.00
R Class
(Net assets: $65,375; Shares outstanding: 2,570,203) $ 25.44
I Class
(Net assets: $2,349,495; Shares outstanding: 92,530,132) $ 25.39
Z Class
(Net assets: $12,742,211; Shares outstanding:
498,763,671) $ 25.55

T. ROWE PRICE International Value Equity Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
4/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $21,880) $ 241,584
Securities lending 893
Other 21
Total income 242,498
Expenses
Investment management 54,362
Shareholder servicing
Investor Class $ 1,339
Advisor Class 46
R Class 54
I Class 228 1,667
Rule 12b-1 fees
Advisor Class 69
R Class 160 229
Prospectus and shareholder reports
Investor Class 16
Advisor Class 1
R Class 1
I Class 5
Z Class 3 26
Custody and accounting 1,370
Registration 159
Legal and audit 30
Directors 24
Miscellaneous 352
Waived / paid by Price Associates (42,911)
Total expenses 15,308
Net investment income 227,190

T. ROWE PRICE International Value Equity Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 986,722
Forward currency exchange contracts (14,318)
Foreign currency transactions (876)
Net realized gain 971,528
Change in net unrealized gain / loss
Securities 1,198,812
Forward currency exchange contracts 7,312
Other assets and liabilities denominated in foreign currencies 2,617
Change in net unrealized gain / loss 1,208,741
Net realized and unrealized gain / loss 2,180,269
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,407,459

T. ROWE PRICE International Value Equity Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 227,190 $ 479,901
Net realized gain 971,528 578,066
Change in net unrealized gain / loss 1,208,741 2,984,798
Increase in net assets from operations 2,407,459 4,042,765
Distributions to shareholders
Net earnings
Investor Class (43,736) (8,554)
Advisor Class (1,324) (726)
R Class (1,535) (710)
I Class (55,818) (29,746)
Z Class (448,572) (356,230)
Decrease in net assets from distributions (550,985) (395,966)
Capital share transactions
*
Shares sold
Investor Class 923,895 1,373,210
Advisor Class 17,381 15,540
R Class 6,870 22,406
I Class 582,395 610,844
Z Class 306,687 658,664
Distributions reinvested
Investor Class 42,257 8,071
Advisor Class 1,001 650
R Class 1,535 710
I Class 51,033 27,186
Z Class 448,572 356,230
Shares redeemed
Investor Class (485,302) (383,320)
Advisor Class (9,200) (13,077)
R Class (10,192) (10,966)
I Class (297,519) (275,599)
Z Class (2,414,769) (1,668,214)
Increase (decrease) in net assets from capital
share transactions (835,356) 722,335

T. ROWE PRICE International Value Equity Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Net Assets
Increase during period 1,021,118 4,369,134
Beginning of period 16,474,396 12,105,262
End of period $ 17,495,514 $ 16,474,396
*Share information (000s)
Shares sold
Investor Class 36,742 66,546
Advisor Class 700 785
R Class 278 1,136
I Class 23,462 30,545
Z Class 12,475 34,729
Distributions reinvested
Investor Class 1,811 465
Advisor Class 42 37
R Class 66 41
I Class 2,211 1,582
Z Class 19,368 20,699
Shares redeemed
Investor Class (20,046) (18,617)
Advisor Class (372) (645)
R Class (419) (541)
I Class (12,133) (13,820)
Z Class (96,337) (82,172)
Increase (decrease) in shares outstanding (32,152) 40,770

T. ROWE PRICE International Value Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Value Equity
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks. The fund has five classes of shares: the International Value Equity Fund (Investor Class),
the International Value Equity Fund–Advisor Class (Advisor Class), the
International Value Equity Fund–R Class (R Class), the International Value
Equity Fund–I Class (I Class) and the International Value Equity Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE International Value Equity Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended April 30, 2026, the fund realized $49,546,000 of net gain on
$106,857,000 of in-kind redemptions.

T. ROWE PRICE International Value Equity Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Value Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE International Value Equity Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 529,079 $ 16,336,697 $ — $ 16,865,776
Preferred Stocks — 83,233 — 83,233
Short-Term Investments 370,138 — — 370,138
Securities Lending Collateral 65,939 — — 65,939
Total Securities 965,156 16,419,930 — 17,385,086
Forward Currency Exchange
Contracts — 4,360 — 4,360
Total $ 965,156 $ 16,424,290 $ — $ 17,389,446

T. ROWE PRICE International Value Equity Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 4,360
Total $ 4,360

T. ROWE PRICE International Value Equity Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support
Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts
Realized Gain (Loss)
Foreign exchange derivatives $ (14,318)
Total $ (14,318)
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 7,312
Total $ 7,312

T. ROWE PRICE International Value Equity Fund

specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of April 30, 2026, cash of $2,370,000 had been posted by the fund to counterparties for bilateral derivatives. As of April 30, 2026, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured

T. ROWE PRICE International Value Equity Fund

by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made

T. ROWE PRICE International Value Equity Fund

with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2026, the value of loaned securities was $712,895,000; the aggregate value of collateral was $737,168,000 and consisted of cash collateral and related investments of
$65,939,000 and U.S. government securities of $671,229,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,506,021,000 and
$2,622,299,000, respectively, for the six months ended April 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At April 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $11,105,760,000. Net unrealized gain aggregated $6,287,496,000 at period-end, of which $6,789,621,000 related to appreciated investments and $502,125,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that

T. ROWE PRICE International Value Equity Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE International Value Equity Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2026 as indicated in the table below. At April 30, 2026, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE International Value Equity Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
six months ended April 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $370,000 for T. Rowe Price
Services, Inc.; and $28,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.99% 1.24% 1.49% 0.05% 0.00%
Expense
limitation date 12/31/27 12/31/27 12/31/27 12/31/27 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(42,911)

T. ROWE PRICE International Value Equity Fund

without prior notice. For the six months ended April 30, 2026, the fund was charged $125,000 for shareholder servicing costs related to the college savings plans, of which $15,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
April 30, 2026, approximately 25% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.

T. ROWE PRICE International Value Equity Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE International Value Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE International Value Equity Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Value Equity Fund

Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Value Equity Fund

The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and third quintile
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Value Equity Fund

(Expense Universe), and the fund’s total expenses ranked in the first quintile
(Expense Group) and second quintile (Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense
Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Value Equity Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F127-051 6/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026